Finance income and charges - Schedule of finance income and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Finance Income And Charges [Line Items]
Interest income	£ 127	£ 119	£ 192
Fair value gain on financial instruments	341	124	123
Total interest income	468	243	315
Interest charge on bank loans, bonds and overdrafts	(371)	(365)	(390)
Interest charge on leases	(12)	(16)	(15)
Interest charge on other borrowings	(92)	(84)	(120)
Fair value loss on financial instruments	(346)	(126)	(123)
Total interest charges	(821)	(591)	(648)
Net interest charges	(353)	(348)	(333)
Net finance income in respect of post employment plans in surplus (note 14)	22	18	26
Interest income in respect of direct and indirect tax	2	15	16
Unwinding of discounts	4	0	0
Other finance income	0	0	3
Total other finance income	29	35	51
Net finance charge in respect of post employment plans in deficit (note 14)	(12)	(13)	(17)
Hyperinflation adjustment and foreign exchange revaluation of monetary items in respect of Lebanon (note 1)	(3)	(8)	0
Unwinding of discounts	(11)	(20)	(24)
Interest charge in respect of direct and indirect tax	(16)	(11)	(22)
Change in financial liability (Level 3)	(20)	(7)	(6)
Guarantee fees	(1)	(1)	(1)
Other finance charges	(1)	0	(1)
Total other finance charges	(98)	(60)	(71)
Net other finance charges	(69)	(25)	(20)
Interest income on financial assets not designated at fair value through profit or loss	27	28	46
Interest expense on financial liabilities not designated at fair value through profit or loss	(417)	(429)	(471)
Venezuela
Disclosure Of Finance Income And Charges [Line Items]
Hyperinflation adjustment	1	2	6
TURKEY
Disclosure Of Finance Income And Charges [Line Items]
Hyperinflation adjustment	£ (34)	£ 0	£ 0